Gain (loss) on financial instruments, net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) on financial instruments, net
12.    Gain (loss) on financial instruments, net
The following table sets forth the details for the gain or loss on financial instruments recognized in the consolidated statements of profit or loss:

	December 31
	2021	2020	2019
Gain (loss) on derivative financial instruments and foreign currency exchange, net	(1,870)	(1,813)	672
Unrealized gain (loss) on financial instruments at FVTPL	227	(806)	—
Realized loss on financial instruments at FVTPL	—	(2,175)	(2,258)
Gain on sale of financial instruments at amortized cost	333	—	—
Realized gain on financial instruments at FVOCI	14	—	186
Gain (loss) on sale of loans	—	—	21
	(1,296)	(4,794)	(1,379)